Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	May 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
General Partners' Offering Costs										$ 4,600
unamortized cost of content										2,400	$ 4,400
Impairement of goodwill								$ 0
Intangible assets impairment								0	$ 0	0
Asset impairment loss										0	2,275
Notes outstanding		$ 5,298						5,298		5,806	6,708
Advertising Expenses										700	2,500
Operating Lease, Right-of-Use Asset		492						492		283	$ 110	$ 400
Operating lease liabilities		512						$ 512		$ 283		$ 400
Expected dividend rate								0.00%	0.00%	0.00%	0.00%
Foreign currency translation (loss) gain		$ (242)	$ (2)	$ 39	$ 172	$ (136)	$ (115)	$ (205)	$ (79)	$ (265)	$ 524
Foreign currency transaction gains or losses								$ (218)	$ (64)	(265)	(422)
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives of intangible assets		3 years						3 years
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives of intangible assets		13 years						13 years
IPO [Member] | Convertible Notes Payable [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issuance of common stock upon conversion, shares	141
November Bridge Notes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Notes outstanding										200
Intangible Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software										400	2,700
Other Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software										$ 1,900	$ 1,400